Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Acquisitions (4)		$ 1,141,000,000	$ 1,000,000
Goodwill	9,872,000,000	10,542,000,000	9,953,000,000	11,935,000,000
Impairments	0	0	1,868,000,000
Goodwill Disposition	70,000,000	8,000,000
MetLife Assurance Limited [Member]
Goodwill [Line Items]
Goodwill Disposition	60,000,000
Parent Company [Member]
Goodwill [Line Items]
Impairments	0	0	1,384,000,000
Japan
Goodwill [Line Items]
Goodwill	4,400,000,000	4,700,000,000	5,200,000,000
Retail
Goodwill [Line Items]
Acquisitions (4)		0	0
Goodwill	1,433,000,000	1,433,000,000	1,433,000,000	3,125,000,000
Impairments			1,692,000,000
Goodwill impairment testing attributed to reportable segments		34,000,000
Reduction of accumulated impairment		0
Goodwill Disposition	0	0
Group, Voluntary & Worksite Benefits
Goodwill [Line Items]
Acquisitions (4)		0	0
Goodwill	138,000,000	138,000,000	138,000,000	138,000,000
Impairments			0
Goodwill impairment testing attributed to reportable segments		9,000,000
Reduction of accumulated impairment		0
Goodwill Disposition	0	0
Corporate Benefit Funding
Goodwill [Line Items]
Acquisitions (4)		0	0
Goodwill	840,000,000	900,000,000	900,000,000	900,000,000
Impairments			0
Goodwill impairment testing attributed to reportable segments		186,000,000
Reduction of accumulated impairment		0
Goodwill Disposition	60,000,000	0
Corporate Benefit Funding | MetLife Assurance Limited [Member]
Goodwill [Line Items]
Goodwill Disposition	60,000,000
Corporate & Other
Goodwill [Line Items]
Acquisitions (4)		0	0
Goodwill	229,000,000	229,000,000	229,000,000	405,000,000
Impairments			176,000,000
Reduction of accumulated impairment		65,000,000
Goodwill Disposition	0	0
Retail Segment, Annuities Reporting Unit [Member]
Goodwill [Line Items]
Impairments			1,868,000,000
Goodwill impairment, net of income tax			1,600,000,000
MetLife Bank [Member]
Goodwill [Line Items]
Reduction of accumulated impairment		$ 65,000,000